Debt - Schedule of Components of Debt Interest Expense (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Amortization of debt issuance costs	$ 40,000	$ 6,953,000	$ 1,841,000
Interest and credit facility fees	118,000	141,497,000	24,798,000
Interest paid during the period		119,598,000	21,609,000
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense	18,879,000	17,236,000
Credit facility fees	1,652,000	4,778,000
Amortization of debt issuance costs	1,322,000	2,461,000
Interest and credit facility fees	21,853,000	24,475,000
Interest paid during the period	$ 19,954,000	$ 17,915,000
Average stated interest rate	7.16%	6.96%
Average outstanding balance	$ 259,901,000	$ 243,676,000
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense		41,686,000	1,323,000
Credit facility fees		4,986,000	1,103,000
Amortization of debt issuance costs		3,090,000	519,000
Interest and credit facility fees		49,762,000	2,945,000
Interest paid during the period		$ 41,185,000	$ 1,655,000
Average stated interest rate		7.56%	7.86%
Average outstanding balance		$ 542,355,000	$ 38,365,000
SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense		10,009
Credit facility fees		1,552
Amortization of debt issuance costs		592
Interest and credit facility fees		12,153
Interest paid during the period		$ 8,816
Average stated interest rate		7.39%
Average outstanding balance		$ 133,128
BNP Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense		555,000
Amortization of debt issuance costs		93,000
Interest and credit facility fees		$ 648,000
Average stated interest rate		5.88%
Average outstanding balance		$ 9,290,000
Total January 2037 CLO Secured Notes
Line of Credit Facility [Line Items]
Stated interest expense		3,844,000
Amortization of debt issuance costs		69,000
Interest and credit facility fees		$ 3,913,000
Average stated interest rate		6.06%
Average outstanding balance		$ 62,426,000
August 2029 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Stated interest expense		49,191,000
Amortization of debt issuance costs		648,000
Interest and credit facility fees		50,546,000
Interest paid during the period		$ 51,682,000
Average stated interest rate		6.95%
Accretion of discount		$ 707,000